N-4	Nov. 22, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Nov. 22, 2023
Amendment Flag	false
C000139277 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Floating Rate High Income Portfolio – Initial Class[1]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)Fidelity Management & Research (UK)Fidelity Management & Research (Hong Kong)Fidelity Management & Research (Japan)
Current Expenses [Percent]	78.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	78.00%
Average Annual Total Returns, 1 Year [Percent]	(52.00%)
Average Annual Total Returns, 5 Years [Percent]	317.00%
C000020975 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products High Income Portfolio – Initial Class[1]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)Fidelity Management & Research (UK)Fidelity Management & Research (Hong Kong)Fidelity Management & Research (Japan)
Current Expenses [Percent]	82.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	82.00%
Average Annual Total Returns, 1 Year [Percent]	(1137.00%)
Average Annual Total Returns, 5 Years [Percent]	110.00%
Average Annual Total Returns, 10 Years [Percent]	297.00%